Non-Controlling Interest in Subsidiaries	12 Months Ended
Dec. 31, 2021
29. Non-Controlling Interest in Subsidiaries
Non-Controlling Interest in Subsidiaries
29.

NON-CONTROLLING INTEREST IN SUBSIDIARIES
As at December 31 December 31
millions of Canadian dollars

2021 2020
Preferred shares of GBPC

$

14 $

14
Domlec

20

20
$

34 $

34
Preferred shares of GBPC:
Authorized:
10,000 non-voting cumulative redeemable variable perpetual

preferred shares.
2021 2020
Issued and outstanding:
number of
shares
millions of
dollars
number of
shares
millions of
dollars
Outstanding as at December 31 10,000 $

14 10,000 $

14
GBPC Non–Voting

Cumulative Variable

Perpetual Preferred Stock:
The preferred shares are redeemable by GBPC after June 17, 2021 , at $ 1,000

Bahamian per share plus
accrued and unpaid dividends and are entitled to a 6.0

per cent per annum fixed cumulative preferential
dividend to be paid semi-annually.

The Preferred Shares rank behind GBPC’s current

and future secured and unsecured debt and ahead of
all of GBPC’s current and future common stock.